UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Oaktree Diversified Credit NextShares

Eaton Vance

Oaktree Diversified Credit NextShares

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 31.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.4%
TransDigm, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		744	$704,365

			$704,365

Building and Development — 0.7%
Forest City Enterprises L.P.
Term Loan, Maturing December 7, 2025(2)		370	$361,675

			$361,675

Business Equipment and Services — 4.0%
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	450	$514,589
Fugue Finance B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing September 1, 2024	EUR	400	451,616
PI US MergerCo, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing December 20, 2024		496	480,432
Trans Union, LLC
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		498	480,191

			$1,926,828

Cable and Satellite Television — 2.5%
CSC Holdings, LLC
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,244	$1,192,964

			$1,192,964

Chemicals and Plastics — 0.9%
U.S. Silica Company
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2025		497	$434,810

			$434,810

Containers and Glass Products — 0.5%
CCP Lux Holding S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing January 10, 2025	EUR	200	$227,646

			$227,646

Ecological Services and Equipment — 1.9%
ExGen Renewables IV, LLC
Term Loan, 5.71%, (3 mo. USD LIBOR + 3.00%), Maturing November 28, 2024		488	$468,376
GFL Environmental, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		499	467,575

			$935,951

Electronics/Electrical — 4.0%
Financial & Risk US Holdings, Inc.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing October 1, 2025	EUR	100	$112,737
Term Loan, Maturing October 1, 2025(2)		750	703,500
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	EUR	130	147,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SolarWinds Holdings, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		495	$477,056
TriTech Software Systems
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		500	488,281

			$1,928,869

Financial Intermediaries — 1.1%
Independent Vetcare Holdings Limited
Term Loan, 5.23%, (1 mo. GBP LIBOR + 4.50%), Maturing January 31, 2024	GBP	260	$329,739
Peer Holding III B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 8, 2025	EUR	200	224,424

			$554,163

Food Products — 0.5%
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	200	$224,710

			$224,710

Health Care — 5.3%
Auris Luxembourg III S.a.r.l.
Term Loan, Maturing July 20, 2025(2)	EUR	380	$435,696
CTC AcquiCo GmbH
Term Loan, 5.71%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		191	189,344
Envision Healthcare Corporation
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		500	468,194
Gentiva Health Services, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		499	486,281
Innoviva, Inc.
Term Loan, 7.15%, (3 mo. USD LIBOR + 4.50%), Maturing August 11, 2022		41	41,178
Pearl Intermediate Parent, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025(3)		227	219,581
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025		767	742,908

			$2,583,182

Industrial Equipment — 0.3%
TI Luxembourg S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 14, 2025	EUR	140	$160,129

			$160,129

Insurance — 2.0%
Amynta Agency Borrower, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing February 28, 2025		995	$972,613

			$972,613

Lodging and Casinos — 0.9%
Alpha Group S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing January 31, 2025	EUR	200	$227,145
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	200	228,529

			$455,674

Nonferrous Metals/Minerals — 1.0%
American Rock Salt Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 21, 2025		496	$481,363

			$481,363

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oil and Gas — 1.0%
HFOTCO, LLC
Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing June 26, 2025		498	$489,105

			$489,105

Retailers (Except Food and Drug) — 0.4%
EG Group Limited
Term Loan, 5.66%, (3 mo. GBP LIBOR + 4.75%), Maturing February 6, 2025	GBP	149	$184,944

			$184,944

Telecommunications — 1.3%
Securus Technologies Holdings, Inc.
Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing November 1, 2024		499	$483,022
TDC A/S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 4, 2025	EUR	131	148,975

			$631,997

Utilities — 1.5%
Brookfield WEC Holdings, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		500	$485,375
Term Loan - Second Lien, 9.27%, (1 mo. USD LIBOR + 6.75%), Maturing August 3, 2026		250	246,250

			$731,625

Total Senior Floating-Rate Loans (identified cost $15,801,011)			$15,182,613

Corporate Bonds & Notes — 32.6%

Security	Principal Amount* (000’s omitted)		Value
Agriculture — 0.4%
MHP SE
7.75%, 5/10/24(4)		200	$186,196

			$186,196

Apparel — 0.2%
Samsonite Finco S.a.r.l.
3.50%, 5/15/26(4)	EUR	110	$114,816

			$114,816

Automotive & Parts — 0.2%
IHO Verwaltungs GmbH
2.75%, (2.75% cash or 3.50% PIK), 9/15/21(4)(5)	EUR	105	$119,426

			$119,426

Building Materials — 0.4%
Summit Materials, LLC/Summit Materials Finance Corp.
6.125%, 7/15/23		206	$204,970

			$204,970

Chemicals — 0.7%
Braskem Finance, Ltd.
7.375% to 2/14/19(4)(6)		75	$75,376
Chemours Co. (The)
4.00%, 5/15/26	EUR	100	108,832

Security	Principal Amount* (000’s omitted)		Value
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(4)	EUR	150	$167,995

			$352,203

Coal — 0.3%
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(7)		174	$165,300

			$165,300

Commercial Services — 2.3%
Arena Luxembourg Finance S.a.r.l
2.875%, 11/1/24(4)	EUR	105	$119,453
Blitz F18-674 GmbH
6.00%, 7/30/26(7)	EUR	100	108,541
Carriage Services, Inc.
6.625%, 6/1/26(7)		178	175,330
Herc Rentals, Inc.
7.50%, 6/1/22(7)		166	174,300
Nexi Capital SpA
4.125%, 11/1/23(7)	EUR	105	119,405
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(7)		234	241,897
TMS International Corp.
7.25%, 8/15/25(7)		176	165,000

			$1,103,926

Computers — 0.7%
NCR Corp.
6.375%, 12/15/23		330	$320,664

			$320,664

Distribution & Wholesale — 0.5%
LKQ Italia Bondco SpA
3.875%, 4/1/24(4)	EUR	105	$123,320
Rexel S.A.
3.50%, 6/15/23(4)	EUR	105	122,865

			$246,185

Diversified Financial Services — 0.6%
LHC3 PLC
4.125%, (4.125% cash or 4.875% PIK), 8/15/24(4)(5)	EUR	125	$137,132
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(4)	GBP	110	132,225

			$269,357

Electric — 1.1%
AES Corp. (The)
6.00%, 5/15/26		45	$45,900
Genneia S.A.
8.75%, 1/20/22(4)		222	201,743
8.75%, 1/20/22(7)		91	82,696
Pampa Energia S.A.
7.50%, 1/24/27(4)		240	202,248

			$532,587

Security	Principal Amount* (000’s omitted)		Value
Energy – Alternate Sources — 0.3%
Rio Energy S.A./UGEN S.A./UENSA S.A.
6.875%, 2/1/25(4)		200	$149,000

			$149,000

Entertainment — 0.5%
CPUK Finance, Ltd.
4.25%, 2/28/47(4)	GBP	110	$134,771
WMG Acquisition Corp.
4.125%, 11/1/24(4)	EUR	90	106,288

			$241,059

Environmental Control — 0.5%
Covanta Holding Corp.
5.875%, 3/1/24		231	$217,718

			$217,718

Foods — 0.5%
Ingles Markets, Inc.
5.75%, 6/15/23		125	$124,062
Sigma Holdco B.V.
5.75%, 5/15/26(4)	EUR	115	116,194

			$240,256

Forest Products & Paper — 0.5%
Mercer International, Inc.
7.375%, 1/15/25(7)		145	$145,000
WEPA Hygieneprodukte GmbH
3.75%, 5/15/24(4)	EUR	110	120,000

			$265,000

Health Care – Services — 0.7%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		164	$149,658
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(7)		197	184,195

			$333,853

Home Builders — 0.5%
Century Communities, Inc.
5.875%, 7/15/25		250	$221,563

			$221,563

Household Products — 0.7%
Diamond BC B.V.
5.625%, 8/15/25(4)	EUR	120	$117,726
Prestige Brands, Inc.
6.375%, 3/1/24(7)		203	196,910

			$314,636

Insurance — 1.0%
Hub International, Ltd.
7.00%, 5/1/26(7)		232	$211,120
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23(7)		294	287,385

			$498,505

Security	Principal Amount* (000’s omitted)		Value
Iron & Steel — 0.9%
Metinvest B.V.
8.50%, 4/23/26(7)		500	$451,932

			$451,932

Machinery – Diversified — 0.1%
Tennant Co.
5.625%, 5/1/25		51	$48,323

			$48,323

Media — 1.5%
Altice Finance S.A.
5.625%, 5/15/24(4)	EUR	100	$115,804
Tele Columbus AG
3.875%, 5/2/25(4)	EUR	110	114,800
Telenet Finance VI Luxembourg SCA
4.875%, 7/15/27(4)	EUR	117	143,201
UPCB Finance IV, Ltd.
4.00%, 1/15/27(4)	EUR	104	120,803
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(4)	GBP	100	122,778
Ziggo Bond Co., B.V.
4.625%, 1/15/25(4)	EUR	100	111,077

			$728,463

Metal Fabricate & Hardware — 0.8%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
7.375%, 12/15/23(7)		379	$368,578

			$368,578

Oil & Gas — 3.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		375	$364,687
Comstock Escrow Corp.
9.75%, 8/15/26(7)		160	136,000
Oasis Petroleum, Inc.
6.875%, 1/15/23		199	184,324
Rio Oil Finance Trust
8.20%, 4/6/28(4)		250	262,500
YPF S.A.
8.75%, 4/4/24(4)		142	133,835
6.95%, 7/21/27(4)		508	415,925

			$1,497,271

Packaging & Containers — 1.5%
ARD Finance S.A.
6.625%, (6.625% cash or 7.375% PIK), 9/15/23(5)	EUR	100	$109,803
BWAY Holding Co.
5.50%, 4/15/24(7)		211	199,131
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(7)		329	313,990
Silgan Holdings, Inc.
3.25%, 3/15/25	EUR	105	120,556

			$743,480

Security	Principal Amount* (000’s omitted)		Value
Pharmaceuticals — 1.3%
Bausch Health Companies, Inc.
5.875%, 5/15/23(7)		340	$315,775
Grifols S.A.
3.20%, 5/1/25(4)	EUR	150	169,390
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(4)	EUR	130	140,495

			$625,660

Pipelines — 0.8%
Transportadora de Gas del Sur S.A.
6.75%, 5/2/25(4)		450	$410,629

			$410,629

Real Estate — 2.4%
China Aoyuan Property Group, Ltd.
5.375%, 9/13/22(4)		400	$355,363
Hunt Cos., Inc.
6.25%, 2/15/26(7)		223	191,089
Kennedy-Wilson, Inc.
5.875%, 4/1/24		250	235,000
Logan Property Holdings Co., Ltd.
5.25%, 2/23/23(4)		200	173,489
Times China Holdings, Ltd.
6.60%, 3/2/23(4)		200	176,036

			$1,130,977

Real Estate Investment Trusts (REITs) — 0.6%
Geo Group, Inc. (The)
5.125%, 4/1/23		292	$263,895
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		46	45,080

			$308,975

Retail — 0.5%
Rite Aid Corp.
6.125%, 4/1/23(7)		115	$91,281
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.50%, 6/1/24		160	149,600

			$240,881

Software — 1.0%
First Data Corp.
5.75%, 1/15/24(7)		155	$151,953
InterXion Holding N.V.
4.75%, 6/15/25(7)	EUR	105	123,637
TeamSystem SpA
4.00%, (3 mo. EURIBOR + 4.00%), 4/15/23(7)(8)	EUR	200	228,319

			$503,909

Telecommunications — 4.3%
CommScope, Inc.
5.50%, 6/15/24(7)		231	$212,231
Frontier Communications Corp.
8.50%, 4/1/26(7)		135	118,463

Security	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.
8.00%, 2/15/24(7)		241	$248,833
8.50%, 10/15/24(7)		50	48,750
Level 3 Financing, Inc.
5.375%, 1/15/24		203	193,865
Oi S.A.
10.00%, (10.00% cash or 8.00% cash and 4.00% PIK), 7/27/25(5)		497	493,894
Plantronics, Inc.
5.50%, 5/31/23(7)		281	262,032
SES S.A.
4.625% to 1/2/22(4)(6)(9)	EUR	100	115,392
Sprint Communications, Inc.
6.00%, 11/15/22		99	97,399
Sprint Corp.
7.125%, 6/15/24		197	195,731
Telecom Italia SpA
3.25%, 1/16/23(4)	EUR	105	122,848

			$2,109,438

Transportation — 0.9%
Moto Finance PLC
4.50%, 10/1/22(4)	GBP	100	$121,565
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)		323	325,422

			$446,987

Trucking & Leasing — 0.3%
DAE Funding, LLC
5.25%, 11/15/21(7)		152	$149,910

			$149,910

Total Corporate Bonds & Notes (identified cost $16,665,146)			$15,862,633

Foreign Government Bonds — 1.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.9%
Province of Neuquen, 8.625%, 5/12/28(4)		$150	$141,000
Provincia de Buenos Aires, 6.50%, 2/15/23(4)		125	101,250
Republic of Argentina, 5.875%, 1/11/28		100	72,250
Republic of Argentina, 6.625%, 7/6/28		150	111,113

			$425,613

Turkey — 0.4%
Republic of Turkey, 6.125%, 10/24/28		$200	$187,117

			$187,117

Total Foreign Government Bonds (identified cost $630,619)			$612,730

Convertible Bonds — 8.5%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 0.1%
Navistar International Corp.
4.75%, 4/15/19		65	$64,999

			$64,999

Biotechnology — 0.1%
Innoviva, Inc.
2.125%, 1/15/23		40	$43,325
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21		20	21,502

			$64,827

Chemicals — 0.2%
Toray Industries, Inc.
0.00%, 8/30/19(4)	JPY	10,000	$91,922

			$91,922

Commercial Services — 0.5%
Cardtronics, Inc.
1.00%, 12/1/20		60	$55,795
Huron Consulting Group, Inc.
1.25%, 10/1/19		90	88,640
Macquarie Infrastructure Corp.
2.875%, 7/15/19		90	89,664

			$234,099

Diversified Financial Services — 0.2%
PRA Group, Inc.
3.00%, 8/1/20		80	$73,719

			$73,719

Electric — 0.4%
China Yangtze Power International BVI1 Ltd.
0.00%, 11/9/21(4)		200	$214,605

			$214,605

Energy – Alternate Sources — 0.2%
NextEra Energy Partners, L.P.
1.50%, 9/15/20(7)		22	$21,149
Pattern Energy Group, Inc.
4.00%, 7/15/20		80	79,050

			$100,199

Health Care – Services — 0.2%
Korian S.A.
2.50% to 1/1/23(4)(6)(9)	EUR	80	$94,890

			$94,890

Holding Company – Diversified — 0.4%
RWT Holdings, Inc.
5.625%, 11/15/19		85	$85,585
Seven Group Holdings, Ltd.
2.20%, 3/5/25(4)	AUD	200	128,940

			$214,525

Security	Principal Amount* (000’s omitted)		Value
Internet — 0.4%
Ctrip.com International, Ltd.
1.25%, 9/15/22		65	$63,011
Pandora Media, Inc.
1.75%, 12/1/20		55	52,184
Twitter, Inc.
0.25%, 9/15/19		95	92,406

			$207,601

Investment Companies — 0.4%
Ares Capital Corp.
4.375%, 1/15/19		85	$85,154
Goldman Sachs BDC, Inc.
4.50%, 4/1/22		20	19,452
New Mountain Finance Corp.
5.00%, 6/15/19		80	80,407

			$185,013

Iron & Steel — 0.5%
Angang Steel Co., Ltd.
0.00%, 5/25/23(4)	HKD	2,000	$241,718

			$241,718

Media — 0.1%
Liberty Media Corp.
2.25%, 12/1/48(7)		30	$29,759

			$29,759

Mining — 0.3%
Royal Gold, Inc.
2.875%, 6/15/19		40	$40,302
SSR Mining, Inc.
2.875%, 2/1/33		90	89,775

			$130,077

Oil & Gas — 0.1%
Whiting Petroleum Corp.
1.25%, 4/1/20		70	$66,354

			$66,354

Oil & Gas Services — 0.2%
SEACOR Holdings, Inc.
3.00%, 11/15/28		90	$83,466

			$83,466

Pharmaceuticals — 0.4%
Herbalife, Ltd.
2.625%, 3/15/24(7)		26	$29,245
Teva Pharmaceutical Finance Co., LLC
0.25%, 2/1/26		50	45,375
Toho Holdings Co., Ltd.
0.00%, 6/23/23(4)	JPY	10,000	93,903

			$168,523

Security	Principal Amount* (000’s omitted)		Value
Real Estate — 1.0%
ADLER Real Estate AG
2.50%, 7/19/21(4)	EUR	281	$48,095
Consus Real Estate AG
4.00%, 11/29/22(4)	EUR	200	212,172
Forestar Group, Inc.
3.75%, 3/1/20		65	63,560
Nexity S.A.
0.125%, 1/1/23(4)	EUR	235	171,902

			$495,729

Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/22		75	$70,409
Arbor Realty Trust, Inc.
5.25%, 7/1/21(7)		75	73,324
Blackstone Mortgage Trust, Inc.
4.375%, 5/5/22		45	44,015
Colony Capital, Inc.
3.875%, 1/15/21		326	302,798
Cromwell SPV Finance Pty, Ltd.
2.50%, 3/29/25(4)	EUR	100	112,407
Extra Space Storage L.P.
3.125%, 10/1/35(7)		25	27,099
KKR Real Estate Finance Trust, Inc.
6.125%, 5/15/23(7)		80	79,267
PennyMac Corp.
5.375%, 5/1/20		70	69,572
Spirit Realty Capital, Inc.
2.875%, 5/15/19		90	89,989

			$868,880

Retail — 0.6%
Carrefour S.A.
0.00%, 3/27/24(4)		200	$174,874
EZCORP, Inc.
2.125%, 6/15/19		90	88,063
Vitamin Shoppe, Inc.
2.25%, 12/1/20		45	42,863

			$305,800

Software — 0.1%
Akamai Technologies, Inc.
0.00%, 2/15/19		65	$64,758

			$64,758

Transportation — 0.3%
Golar LNG, Ltd.
2.75%, 2/15/22		63	$58,183

Security	Principal Amount* (000’s omitted)		Value
Nagoya Railroad Co., Ltd.
0.00%, 12/11/24(4)	JPY	10,000	$101,995

			$160,178

Total Convertible Bonds (identified cost $4,334,940)			$4,161,641

Asset-Backed Securities — 13.1%

Security	Principal Amount (000’s omitted)		Value
BlueMountain CLO, Ltd.
Series 2013-2A, Class ER, 8.769%, (3 mo. USD LIBOR + 6.30%), 10/22/30(7)(8)		$350	$332,111
BSPRT Issuer, Ltd.
Series 2017-FL1, Class C, 6.53%, (1 mo. USD LIBOR + 4.25%), 6/15/27(7)(8)		250	247,282
Dryden Senior Loan Fund
Series 2016-43A, Class ER, 8.569%, (3 mo. USD LIBOR + 6.10%), 7/20/29(7)(8)		700	663,244
Golub Capital Partners CLO, Ltd.
Series 2017-35A, Class E, 8.969%, (3 mo. USD LIBOR + 6.50%), 7/20/29(7)(8)		300	285,203
InSite Issuer, LLC
Series 2018-1A, Class C, 6.115%, 12/15/48(7)		305	305,000
MidOcean Credit CLO
Series 2014-3A, Class ER, 8.669%, (3 mo. USD LIBOR + 6.20%), 4/21/31(7)(8)		500	447,317
Series 2017-7A, Class F, 10.536%, (3 mo. USD LIBOR + 8.10%), 7/15/29(7)(8)		750	698,682
Nassau, Ltd.
Series 2017-IIA, Class D, 5.116%, (3 mo. USD LIBOR + 2.68%), 1/15/30(7)(8)		550	514,263
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class ER, 10.786%, (3 mo. USD LIBOR + 8.35%), 7/15/29(7)(8)		750	703,577
OZLM, Ltd.
Series 2017-17A, Class D, 8.459%, (3 mo. USD LIBOR + 5.99%), 7/20/30(7)(8)		250	233,887
Regatta X Funding, Ltd.
Series 2017-3A, Class D, 5.199%, (3 mo. USD LIBOR + 2.75%), 1/17/31(7)(8)		250	231,920
Saranac CLO, VII, Ltd.
Series 2014-2A, Class ER, 9.365%, (3 mo. USD LIBOR + 6.72%), 11/20/29(7)(8)		100	95,023
Shackleton CLO, Ltd.
Series 2013-3A, Class ER, 8.316%, (3 mo. USD LIBOR + 5.88%), 7/15/30(7)(8)		250	224,569
TICP CLO I, Ltd.
Series 2015-1A, Class DR, 4.969%, (3 mo. USD LIBOR + 2.50%), 7/20/27(7)(8)		500	468,867
Tralee CLO IV, Ltd.
Series 2017-4A, Class E, 8.569%, (3 mo. USD LIBOR + 6.10%), 1/20/30(7)(8)		1,000	904,271

Total Asset-Backed Securities (identified cost $6,760,756)			$6,355,216

Commercial Mortgage-Backed Securities — 10.1%

Security	Principal Amount (000’s omitted)	Value
BHMS Mortgage Trust
Series 2018-ATLS, Class E, 5.455%, (1 mo. USD LIBOR + 3.00%), 7/15/35(7)(8)	$300	$296,658
BX Trust
Series 2017-IMC, Class G, 7.955%, (1 mo. USD LIBOR + 5.50%), 10/15/32(7)(8)	125	125,551
CFCRE Commercial Mortgage Trust
Series 2018-TAN, Class E, 6.446%, 2/15/33(7)	660	674,230
CGGS Commercial Mortgage Trust
Series 2018-WSS, Class E, 5.605%, (1 mo. USD LIBOR + 3.15%), 2/15/37(7)(8)	300	299,381
Citigroup Commercial Mortgage Trust
Series 2018-TBR, Class F, 6.105%, (1 mo. USD LIBOR + 3.65%), 12/15/36(7)(8)	400	397,032
Cosmopolitan Hotel Trust
Series 2017-CSMO, Class F, 6.196%, (1 mo. USD LIBOR + 3.74%), 11/15/36(7)(8)	1,000	1,001,453
DBCCRE Mortgage Trust
Series 2014-ARCP, Class E, 4.935%, 1/10/34(7)(10)	200	187,820
GS Mortgage Securities Trust
Series 2018-RIVR, Class H, 6.205%, (1 mo. USD LIBOR + 3.40%), 7/15/35(7)(8)	300	291,488
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON, Class F, 3.756%, 1/5/31(7)	240	227,428
Series 2018-PTC, Class D, 5.575%, (1 mo. USD LIBOR + 3.12%), 4/15/31(7)(8)	400	400,774
Rosslyn Portfolio Trust
Series 2017-ROSS, Class F, 6.205%, (1 mo. USD LIBOR + 3.75%), 6/15/33(7)(8)	354	351,725
Toorak Mortgage Corp.
Series 2018-1, Class A2, 4.949% to 4/25/21, 8/25/21(7)(11)	150	150,365
UBS Commercial Mortgage Trust
Series 2018-NYCH, Class F, 6.276%, (1 mo. USD LIBOR + 3.82%), 2/15/32(7)(8)	500	493,107

Total Commercial Mortgage-Backed Securities (identified cost $4,884,091)		$4,897,012

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(12)	1,745,290	$1,745,116

Total Short-Term Investments (identified cost $1,745,046)		$1,745,116

Total Investments — 100.4% (identified cost $50,821,609)		$48,816,961

Less Unfunded Loan Commitments — (0.1)%		$(53,917)

Net Investments — 100.3% (identified cost $50,767,692)		$48,763,044

Other Assets, Less Liabilities — (0.3)%		$(137,317)

Net Assets — 100.0%		$48,625,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities is $7,702,377 or 15.8% of the Fund’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $18,071,163 or 37.2% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.

(11)	Step coupon bond. Interest rate represents the rate in effect at December 31, 2018.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $7,757.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	11,700	USD	8,327	State Street Bank and Trust Company	1/17/19	$—	$(83)
AUD	5,900	USD	4,269	State Street Bank and Trust Company	1/17/19	—	(113)
AUD	8,900	USD	6,512	State Street Bank and Trust Company	1/17/19	—	(242)
CAD	9,100	USD	6,856	State Street Bank and Trust Company	1/17/19	—	(188)
EUR	213,000	USD	242,726	State Street Bank and Trust Company	1/17/19	1,602	—
EUR	197,000	USD	225,128	State Street Bank and Trust Company	1/17/19	847	—
EUR	208,321	USD	239,479	State Street Bank and Trust Company	1/17/19	—	(518)
GBP	8,370	USD	10,548	State Street Bank and Trust Company	1/17/19	127	—
HKD	66,000	USD	8,433	State Street Bank and Trust Company	1/17/19	—	(1)
JPY	10,200,000	USD	90,934	State Street Bank and Trust Company	1/17/19	2,202	—
JPY	800,000	USD	7,129	State Street Bank and Trust Company	1/17/19	176	—
JPY	1,100,000	USD	9,942	State Street Bank and Trust Company	1/17/19	102	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	142,772	AUD	199,700	State Street Bank and Trust Company	1/17/19	$2,071	$—
USD	2,937	AUD	4,000	State Street Bank and Trust Company	1/17/19	119	—
USD	5,191	AUD	7,200	State Street Bank and Trust Company	1/17/19	118	—
USD	6,856	CAD	9,100	State Street Bank and Trust Company	1/17/19	188	—
USD	3,258,143	EUR	2,789,828	State Street Bank and Trust Company	1/17/19	57,985	—
USD	2,875,511	EUR	2,462,194	State Street Bank and Trust Company	1/17/19	51,175	—
USD	1,137,704	EUR	974,700	State Street Bank and Trust Company	1/17/19	19,645	—
USD	103,394	EUR	89,471	State Street Bank and Trust Company	1/17/19	763	—
USD	249,902	EUR	219,283	State Street Bank and Trust Company	1/17/19	—	(1,633)
USD	413,424	EUR	363,705	State Street Bank and Trust Company	1/17/19	—	(3,776)
USD	564,179	GBP	424,975	State Street Bank and Trust Company	1/17/19	22,132	—
USD	553,966	GBP	417,281	State Street Bank and Trust Company	1/17/19	21,731	—
USD	249,186	HKD	1,950,000	State Street Bank and Trust Company	1/17/19	59	—
USD	6,863	JPY	770,000	State Street Bank and Trust Company	1/17/19	—	(168)
USD	7,800	JPY	873,000	State Street Bank and Trust Company	1/17/19	—	(171)
USD	373,266	JPY	41,562,000	State Street Bank and Trust Company	1/17/19	—	(6,237)

						$181,042	$(13,130)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

USD	-	United States Dollar

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $181,042 and $13,130, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$15,128,696	$—	$15,128,696
Corporate Bonds & Notes	—	15,862,633	—	15,862,633
Foreign Government Bonds	—	612,730	—	612,730
Convertible Bonds	—	4,161,641	—	4,161,641
Asset-Backed Securities	—	6,355,216	—	6,355,216
Commercial Mortgage-Backed Securities	—	4,897,012	—	4,897,012
Short-Term Investments	—	1,745,116	—	1,745,116
Total Investments	$—	$48,763,044	$—	$48,763,044
Forward Foreign Currency Exchange Contracts	$—	$181,042	$—	$181,042
Total	$—	$48,944,086	$—	$48,944,086

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(13,130)	$—	$(13,130)
Total	$—	$(13,130)	$—	$(13,130)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019